Capital and Financial Risk Management - Schedule of Contractual Maturity for its Non-derivative Financial Liabilities (Details) - Non-derivative Financial Liabilities [Member] - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Contractual Maturity for its Non-derivative Financial Liabilities [Line Items]
Total undiscounted cash flow	$ 8,620	$ 16,686
Total carrying amount	8,620	16,686
Total undiscounted cash flow	3
Total carrying amount	3
Total undiscounted cash flow	52	57
Total carrying amount	52	57
Lease liabilities	1,681
Total undiscounted cash flow	1,892
Total carrying amount	1,681
On demand or within 1 year [Member]
Schedule of Contractual Maturity for its Non-derivative Financial Liabilities [Line Items]
Trade and other payables	8,620	16,686
Amount due to a director	3
Amount due to a shareholder	52	57
Lease liabilities	473
Total carrying amount	473
Over 1 year [Member]
Schedule of Contractual Maturity for its Non-derivative Financial Liabilities [Line Items]
Trade and other payables
Amount due to a director
Amount due to a shareholder
Lease liabilities	1,419
Total carrying amount	$ 1,419